Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense:
Federal and state	$ 22,405	$ 29,374	$ 27,586
Foreign	3	4	0
Total current expense	22,408	29,378	27,586
Deferred expense (benefit):
Federal and state	17,852	(5,668)	7,018
Total income tax expense	$ 40,260	$ 23,710	$ 34,604
Reconciliation of the federal income tax rate to the Company's effective income tax rate
Federal income tax rate (as a percent):	35.00%	35.00%	35.00%
Reconciling items:
Dividends-received deduction (as a percent)	(1.70%)	(2.30%)	(5.80%)
Change in liability for prior years' taxes (as a percent)	(2.20%)	0.10%	(4.80%)
Change in valuation allowance (as a percent)	0.00%	(10.40%)	0.20%
Goodwill impairment (as a percent)	0.00%	0.00%	43.70%
Permanent nondeductible expenses (as a percent)	0.30%	0.60%	0.80%
Tax exempt interest (as a percent)	(0.20%)	(0.20%)	(0.30%)
Other (as a percent)	0.30%	0.70%	(1.70%)
Effective income tax rate (as a percent)	31.50%	23.50%	67.10%